STOCKHOLDERS' EQUITY (Details) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended
	Feb. 28, 2013	Mar. 31, 2014	Dec. 31, 2013
STOCKHOLDERS' EQUITY [Abstract]
Common stock, shares authorized		50,000,000	50,000,000
Common stock, par value per share		$ 0.001	$ 0.001
Common stock, shares issued		3,220,000	3,220,000
Common stock, shares outstanding		3,220,000	3,220,000
Issuance of shares for oil and gas lease, shares	2,500,000		2,500,000
Issuance of shares for oil and gas lease	$ 2,500		$ 2,500
Working interest, percent retained	82.50%
Shares issued, price per share	$ 0.001
Stockholder capital contribution		$ 8,400